Loans (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mortgage Loans Held For Sale	$ 686	$ 211
Individually evaluated loans	0
Impaired Loans		14,694
Mortgage Loans Held For Sale
Mortgage Loans Held For Sale	$ 686	211
Valuation Technique	Rate lock commitment
Significant Unobservable Inputs	N/A
General Range Of Significant Unobservable Input Values	N/A
Individually Evaluated Laon
Individually evaluated loans	$ 0	14,694
Valuation Technique	Appraised value and discounted cash flows
Significant Unobservable Inputs	Discounts to reflect current market conditions and ultimate collectability
General Range Of Significant Unobservable Input Values	0 - 25
Level 1
Mortgage Loans Held For Sale	$ 0	0
Individually evaluated loans	0
Impaired Loans		0
Level 2
Mortgage Loans Held For Sale	0	0
Individually evaluated loans	0
Impaired Loans		0
Level 3
Mortgage Loans Held For Sale	686	211
Individually evaluated loans	$ 0
Impaired Loans		$ 14,694